LEASES	6 Months Ended
Jun. 30, 2021
LEASES
LEASES

NOTE 9 — LEASES

The Company has entered into various non-cancellable operating and finance lease agreements for certain of the Company’s offices, manufacturing and warehouse facilities, retail and service locations, equipment, vehicles, and solar energy systems, worldwide. The Company has determined if an arrangement is a lease, or contains a lease, at inception and record the leases in the Company’s financial statements upon later of ASC 820 adoption date of January 1, 2021, or lease commencement, which is the date when the underlying asset is made available for use by the lessor.

Lease expense for operating lease payments is recognized on a straight-line basis over the lease term. Certain operating leases provide for annual increases to lease payments based on an index or rate. The Company estimates the annual increase in lease payments based on the index or rate at the lease commencement date, for both the Company’s historical leases and for new leases commencing after January 1, 2021. Differences between the estimated lease payment and actual payment are expensed as incurred.

Lease expense for finance lease payments is recognized as amortization expense of the finance lease ROU asset and interest expense on the finance lease liability over the lease term.

The balances for the operating and finance leases where the Company is the lessee are presented as follows within the Company’s consolidated balance sheet (in thousands):

As of
June 30,
2021
Operating leases:
Operating lease right-of-use assets	$126,655
Other current liabilities	$11,620
Other long-term liabilities	152,639
Total operating lease liabilities	$164,259
Finance leases:
Property, plant and equipment, net	6,442
Total finance lease assets	$6,442
Finance lease liabilities, current portion	$2,572
Finance lease liabilities, net of current portion	3,963
Total finance lease liabilities	$6,535

The components of lease expense are as follows within the Company’s consolidated statement of operations (in thousands):

	Three Months Ended	Six Months Ended
	June 30, 2021	June 30, 2021
Operating lease expense:
Operating lease expense(1)	$7,219	$13,522
Variable lease expense	579	1,159
Finance lease expense:
Amortization of leased assets	$637	$1,232
Interest on lease liabilities	104	213
Total finance lease expense	$741	$1,445
Total lease expense	$8,539	$16,126
(1)	Includes short-term leases, which are immaterial.

Other information related to leases where the Company is the lessee is as follows:

As of
June 30,
2021
Weighted-average remaining lease term (in years):
Operating leases	8.2
Finance leases	2.5
Weighted-average discount rate:
Operating leases	11.03%
Finance leases	6.65%

Supplemental cash flow information related to leases where the Company is the lessee is as follows (in thousands):

Six Months Ended
June 30, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$7,742
Operating cash flows from finance leases (interest payments)	213
Financing cash flows from finance leases	1,364
Leased assets obtained in exchange for new operating lease liabilities	43,780
Leased assets obtained in exchange for new finance lease liabilities	4,437

As of June 30, 2021, the maturities of the Company’s operating and finance lease liabilities (excluding short-term leases) are as follows (in thousands):

	Operating	Finance
	Leases	Leases
Six months ending June 30, 2021	$14,825	$1,496
2022	31,431	2,810
2023	30,577	2,457
2024	30,822	318
2025	29,778	—
Thereafter	121,109	—
Total minimum lease payments	258,542	7,081
Less: Interest	(94,283)	(546)
Present value of lease obligations	164,259	6,535
Less: Current portion	11,620	2,572
Long-term portion of lease obligations	$152,639	$3,963

As previously reported in the Company’s audited financial statements for the year ended December 31, 2020 and under legacy lease accounting (ASC 840), future minimum lease payments under non-cancellable leases as of December 31, 2020 are as follows (in thousands):

	Operating	Finance
	Leases	Leases
2021	$25,490	$1,729
2022	28,837	1,547
2023	27,633	1,174
2024	28,207	9
2025	27,474	—
Thereafter	116,155	—
Total minimum lease payments	$253,796	4,459
Less: Interest		(1,202)
Present value of lease obligations		3,257
Less: Current portion		(1,261)
Long-term portion of lease obligations		1,996